Related-party transactions	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Related-party transactions
41.	Related-party transactions
The Company’s related parties principally consist of Tata Sons Private Limited, subsidiaries and joint ventures of Tata Sons Private Limited, the Company’s associates and their subsidiaries, joint operations and joint ventures of the Company. The Company routinely enters into transactions with these related parties in the ordinary course of business. The Company enters into transactions for sale and purchase of products and services with its associates, joint operations and joint ventures. Transactions and balances with its own subsidiaries are eliminated on consolidation.
The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2020:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint ventures		Total		Total
	(In millions)
Purchase of products	Rs.	17,362.6	Rs.	7.9	Rs.	27,814.7	Rs.	426.7	Rs.	45,611.9	US$	602.8
Sale of products		1,870.7		19,519.2		6,810.3		8,475.5		36,675.7		484.7
Services received		228.9		41.6		8.0		15,601.5		15,880.0		209.9
Services rendered		165.4		9,595.8		49.3		814.6		10,625.1		140.4
Acceptances		—		—		—		31,485.2		31,485.2		416.1
Purchase of property, plant and equipment		810.0		—		—		23.7		833.7		11.0
Sale of property, plant and equipment		21.8		—		—		953.0		974.8		12.9
Interest (income)/expense, dividend (income)/paid, (net)		(135.8)		(6,064.3)		40.9		293.8		(5,865.4)		(77.5)
Finance given (including loans and equity)		—		6,181.7		—		—		6,181.7		81.7
Finance given, taken back (including loans and equity)		—		—		—		35.0		35.0		0.5
Finance taken (including loans and equity)		1,040.0		—		—		45,613.6		46,653.6		616.6
Finance taken, paid back (including loans and equity)		810.0		—		—		8,583.4		9,393.4		124.1
Assets Taken on Lease		—		—		1,138.3		—		1,138.3		15.0
Repayment towards lease liability		—		—		18.3		—		18.3		0.2
Amounts receivable in respect of loans and interest thereon		—		251.3		—		41.8		293.1		3.9
Amounts payable in respect of loans and interest thereon		460.0		—		—		19.3		479.3		6.3
Amount payable in respect of Lease Liability		—		—		1,120.0		—		1,120.0		14.8
Trade and other receivables		274.5		6,286.6		—		1,892.3		8,453.4		111.7
Accounts payable		2,726.1		31.9		2,695.9		1,581.7		7,035.6		93.0
Acceptances		—		—		—		769.0		769.0		10.2
Provision for amount receivables		—		251.2		—		—		251.2		3.3

The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2019:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint ventures		Total
		(In millions)
Purchase of products	Rs.	23,691.0	Rs.	24.6	Rs.	39,407.7	Rs.	2,028.0	Rs.	65,151.3
Sale of products		3,284.0		29,465.5		8,253.2		8,281.0		49,283.7
Services received		462.0		11.3		—		18,668.0		19,141.3
Services rendered		217.0		7,653.2		60.4		1,163.0		9,093.6
Acceptances		—		—		—		54,937.8		54,937.8
Purchase of property, plant and equipment		135.0		—		—		8.0		143.0
Purchase of investments		72.0		—		—		—		72.0
Sale of investments		—		—		—		5,333.5		5,333.5
Interest (income)/expense, dividend (income)/paid, (net)		(124.0)		(1,991.3)		(262.2)		231.0		(2,146.5)
Loans given		—		57.5		—		—		57.5
Loans taken		1,770.0		—		—		—		1,770.0
Loans repaid by us		2,100.0		—		—		—		2,100.0
Amounts receivable in respect of loans and interest thereon		—		37.5		—		38.0		75.5
Amounts payable in respect of loans and interest thereon		230.0		—		—		36.0		266.0
Trade and other receivables		556.0		1,321.5		—		1,988.0		3,865.5
Accounts payable		3,043.0		25.9		2,461.2		3,729.0		9,259.1
Acceptances		—		—		—		691.3		691.3

The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2018:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint ventures		Total
		(In millions)
Purchase of products	Rs.	26,057.0	Rs.	—	Rs.	31,631.0	Rs.	1,713.0	Rs.	59,401.0
Sale of products		2,016.0		60,082.1		5,454.9		7,091.0		74,644.0
Services received		89.0		5,500.9		1.6		17,353.0		22,944.5
Services rendered		190.0		12,077.2		43.4		241.0		12,551.6
Acceptances		—		—		—		41,350.3		41,350.3
Purchase of property, plant and equipment		624.0		—		—		2.0		626.0
Purchase of investments		—		25.0		—		—		25.0
Interest (income)/expense, dividend (income)/paid, (net)		(95.0)		(17,644.9)		(46.0)		263.0		(17,522.9)
Loans taken		4,890.0		—		—		—		4,890.0
Loans repaid by us		4,890.0		—		—		—		4,890.0
Amounts receivable in respect of loans and interest thereon		—		—		—		40.0		40.0
Amounts payable in respect of loans and interest thereon		560.0		—		—		48.0		608.0
Trade and other receivables		633.0		10,371.4		0.7		1,511.0		12,516.1
Accounts payable		1,496.0		2.5		1,848.8		3,357.0		6,704.3
Acceptances		—		—		—		2,201.6		2,201.6
Deposit given as security		—		—		—		30.0		30.0

Compensation of key management personnel:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Short-term benefits	US$	8.6	Rs.	650.7	Rs.	633.9	Rs.	798.4
Post-employment benefits*		1.0		75.6		54.6		17.6
Share based payment		0.1		6.2		4.4		—
The compensation of CEO and Managing Director is Rs. 192.8 million and Rs. 263.2 million for the year
s
ended March 31, 2020 and 2019,

respectively. Remuneration for the year ended March 31, 2020 Includes
Rs. 146.2
million (Rs.
 Nil for the year 2018-2019) of managerial remuneration which is subject to the approval of the shareholders.
The compensation of CEO at Jaguar Land Rover is Rs. 401.0 million and Rs. 318.2 million for the year
s
ended March 31, 2020 and 2019, respectively.

*	Excludes provision for encashable leave and gratuity for certain key management personnel as a separate actuarial valuation is not available.
Refer note 36 for information on transactions with post-employment benefit plans.